7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Minimum lease payments in respect of lease liability (Details) - CAD ($)		Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Undiscounted finance lease payments to be received		$ 47,250	$ 93,870
Effects of discounting		(2,933)	(10,815)
Lease liabilities		44,317	83,055	$ 0
Lease liability-current portion (Note 7)	[1]	(44,317)	(38,738)
Lease liability-non current portion (Note 7)	[1]	0	44,317
Not later than one year
Undiscounted finance lease payments to be received		47,250	46,620
Later than one year and not later than two years
Undiscounted finance lease payments to be received		$ 0	$ 47,250

[1]	Note 7Note 7Note 7Note 7